SPINNAKER ETF TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

October 15, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
Re:	The Cannabis ETF, a series of the Spinnaker ETF Series
File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
On behalf of the Spinnaker ETF Series, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a Supplement dated October 2, 2019.
If you have any questions concerning the foregoing, please contact the undersigned at 214-665-3685.

Yours truly,

/s/ Tanya Cody
Tanya Cody

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase